STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund

May 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.0%
California - 2.3%
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2030	1,140,000	1,456,878
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2028	3,000,000	3,726,308
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2028	1,000,000	1,235,238
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2027	1,200,000	1,447,236
				7,865,660
District of Columbia - .3%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2035	1,000,000	1,180,663
Florida - .1%
Miami-Dade County, Revenue Bonds (Juvenile Courthouse) (Insured; American Municipal Bond Assurance Corp.) (LOC; TD Bank NA) Ser. B	0.05	4/1/2043	400,000	[a] 400,000
Illinois - 2.2%
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	1,000,000	1,246,866
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	1,000,000	1,172,076
Chicago II, GO, Ser. A	5.00	1/1/2023	1,970,000	2,099,792
Illinois, GO, Ser. D	5.00	11/1/2026	2,500,000	3,019,829
				7,538,563
Iowa - .0%
Iowa Finance Authority, Revenue Bonds, Refunding (Unity Point Health) (LOC; TD Bank NA) Ser. B2	0.02	2/15/2039	100,000	[a] 100,000
Kentucky - 1.8%
Kentucky Public Energy Authority, Revenue Bonds (Gas Supply) Ser. B	4.00	1/1/2025	2,500,000	2,783,080
Kentucky Public Energy Authority, Revenue Bonds (Gas Supply) Ser. C1	4.00	6/1/2025	3,000,000	3,382,033
				6,165,113
Massachusetts - 82.9%
Belmont, GO	4.00	6/1/2031	1,260,000	1,545,341

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Massachusetts - 82.9% (continued)
Berkshire Wind Power Cooperative Corp., Revenue Bonds, Refunding (Green Bond) (Berkshire Wind Project) Ser. 2	5.00	7/1/2030	1,000,000		1,226,431
Berkshire Wind Power Cooperative Corp., Revenue Bonds, Refunding (Green Bond) (Berkshire Wind Project) Ser. 2	5.00	7/1/2028	1,000,000		1,234,706
Berkshire Wind Power Cooperative Corp., Revenue Bonds, Refunding (Green Bond) (Berkshire Wind Project) Ser. 2	5.00	7/1/2026	475,000		573,482
Boston, GO, Ser. A	3.00	11/1/2034	2,035,000		2,345,945
Boston Housing Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2026	565,000		689,795
Boston Housing Authority, Revenue Bonds, Refunding, Ser. B	5.00	4/1/2026	615,000		739,824
Braintree, GO, Refunding	4.00	10/15/2030	1,395,000		1,717,208
Brookline, GO, Refunding	4.00	2/15/2029	2,000,000		2,476,287
Collegiate Charter School of Lowell, Revenue Bonds	4.00	6/15/2024	315,000		329,414
Collegiate Charter School of Lowell, Revenue Bonds	5.00	6/15/2039	1,330,000		1,478,422
Collegiate Charter School of Lowell, Revenue Bonds	5.00	6/15/2029	485,000		552,128
Dedham, GO	4.00	6/15/2029	495,000		561,289
Framingham, GO, Refunding	5.00	12/1/2029	365,000		459,891
Framingham, GO, Refunding	5.00	12/1/2028	420,000		531,771
Hingham, GO (Water Bonds)	3.00	2/15/2036	375,000		419,191
Hingham, GO (Water Bonds)	3.00	2/15/2035	860,000		964,037
Hingham, GO (Water Bonds)	3.00	2/15/2034	1,240,000		1,395,221
Hingham, GO (Water Bonds)	4.00	2/15/2030	345,000		422,156
Hingham, GO (Water Bonds)	4.00	2/15/2031	315,000		383,594
Hingham, GO (Water Bonds)	4.00	2/15/2032	425,000		516,065
Manchester Essex Regional School District, GO (School Project Loan-Chapter 70B)	4.00	2/1/2034	845,000		993,123
Manchester Essex Regional School District, GO (School Project Loan-Chapter 70B)	4.00	2/1/2033	590,000		695,126
Mansfield, GO	4.00	5/15/2030	845,000		951,558
Mansfield, GO	4.00	5/15/2029	815,000		919,181
Massachusetts, GO, Refunding, Ser. A, 3 Month LIBOR x.67 +.55%	0.67	11/1/2025	2,500,000	[b]	2,515,605
Massachusetts, GO, Refunding, Ser. B	5.00	7/1/2027	1,000,000		1,259,571
Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2034	2,215,000		2,758,257
Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2035	2,000,000		2,484,806

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Massachusetts - 82.9% (continued)
Massachusetts, GO, Ser. A	5.00	3/1/2031	2,250,000	2,532,076
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding	5.00	7/1/2031	2,000,000	2,675,437
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A1	4.00	7/1/2036	4,000,000	4,980,534
Massachusetts Clean Energy Cooperative Corp., Revenue Bonds	5.00	7/1/2032	870,000	946,118
Massachusetts Clean Energy Cooperative Corp., Revenue Bonds	5.00	7/1/2028	1,250,000	1,360,537
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center Obligated Group) Ser. N	5.00	7/1/2024	350,000	397,137
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2033	2,500,000	3,015,259
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2031	325,000	399,083
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2032	340,000	415,878
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2027	280,000	344,017
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2026	170,000	203,055
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.00	1/1/2023	400,000	429,306
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.00	1/1/2022	565,000	580,312
Massachusetts Development Finance Agency, Revenue Bonds (President & Trustees of Williams College) Ser. S	5.00	7/1/2030	1,000,000	1,246,398
Massachusetts Development Finance Agency, Revenue Bonds (Trustees of Boston University) Ser. DD1	5.00	4/1/2024	1,075,000	1,187,981
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2024	550,000	630,572

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Massachusetts - 82.9% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2032	1,910,000	2,244,578
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Babson College) Ser. A	5.00	10/1/2025	545,000	644,918
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group) Ser. E	5.00	7/1/2023	2,060,000	2,248,730
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group) Ser. E	5.00	7/1/2026	500,000	601,454
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group) Ser. E	5.00	7/1/2025	500,000	584,169
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. H1	5.00	7/1/2025	800,000	944,565
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2029	2,000,000	2,406,459
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2026	1,000,000	1,218,468
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (College of Holy Cross)	5.00	9/1/2026	705,000	865,654
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2025	1,000,000	1,157,304
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2035	1,000,000	1,119,099
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2033	1,250,000	1,524,455
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2035	1,000,000	1,213,901
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2043	1,000,000	1,160,332

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Massachusetts - 82.9% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2030	1,000,000	1,188,763
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2032	370,000	441,270
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2031	350,000	418,758
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2033	390,000	463,384
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2035	840,000	993,655
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Foxborough Regional Charter School)	4.00	7/1/2021	625,000	626,335
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Foxborough Regional Charter School)	4.00	7/1/2022	655,000	671,716
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Foxborough Regional Charter School)	5.00	7/1/2037	1,600,000	1,835,465
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Harvard University) Ser. A	5.00	7/15/2027	3,200,000	3,925,952
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (International Charter School)	5.00	4/15/2033	3,410,000	3,728,020
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (International Charter School)	5.00	4/15/2040	1,730,000	1,874,665
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (MCPHS University) Ser. H	5.00	7/1/2037	465,000	541,309
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Olin College) Ser. E	5.00	11/1/2038	4,500,000	4,972,811
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Park School Corp.)	5.00	9/1/2021	300,000	303,463

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Massachusetts - 82.9% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	4.00	7/1/2036	2,480,000	2,898,266
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	4.00	7/1/2032	2,000,000	2,285,437
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (President & Trustees of Williams College) Ser. P	5.00	7/1/2024	3,250,000	3,574,142
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. J	5.25	10/1/2024	465,000	518,363
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2025	700,000	827,020
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2029	1,000,000	1,169,722
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2025	500,000	585,267
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2024	530,000	600,682
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2021	500,000	501,864
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2028	750,000	897,404
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sterling & Francine Clark Art Institute)	5.00	7/1/2031	2,050,000	2,508,379
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sterling & Francine Clark Art Institute)	5.00	7/1/2028	1,000,000	1,223,853

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Massachusetts - 82.9% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2025	1,340,000	1,576,796
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2023	1,250,000	1,369,721
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2028	1,300,000	1,608,577
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2033	1,000,000	1,210,002
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2029	1,000,000	1,228,853
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2036	2,000,000	2,466,547
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Trustees of Boston University) Ser. BB2	4.00	10/1/2032	1,000,000	1,147,251
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care Obligated Group) Ser. I	5.00	7/1/2036	1,340,000	1,595,632
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care Obligated Group) Ser. I	5.00	7/1/2025	2,375,000	2,793,643
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2024	815,000	927,179
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2026	325,000	393,001
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2027	475,000	588,615

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Massachusetts - 82.9% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2024	1,090,000	1,246,125
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2026	1,205,000	1,466,357
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2032	500,000	620,099
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2033	500,000	618,840
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2040	1,500,000	1,705,930
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2035	1,000,000	1,144,590
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	3.00	1/1/2025	190,000	205,730
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	4.00	1/1/2026	130,000	149,806
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2029	200,000	243,186
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2028	140,000	169,213
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2027	310,000	376,723
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2031	415,000	501,008

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Massachusetts - 82.9% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2030	410,000	495,919
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Woods Hole Oceanographic Institution)	5.00	6/1/2026	850,000	1,030,352
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Woods Hole Oceanographic Institution)	5.00	6/1/2025	450,000	528,674
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	2,075,000	2,611,236
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	1,050,000	1,330,562
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2031	1,350,000	1,692,352
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A2	5.00	7/1/2037	2,460,000	3,170,147
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2035	400,000	528,821
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2036	450,000	593,089
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2032	515,000	686,820
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2034	200,000	253,746
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2026	1,000,000	1,222,262
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2025	1,140,000	1,355,958
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2035	200,000	253,206
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2032	250,000	318,840

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Massachusetts - 82.9% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2031	250,000	319,779
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. O	5.00	12/1/2033	160,000	203,449
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding	5.00	7/1/2021	2,350,000	2,358,974
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2024	3,000,000	3,410,949
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2023	2,300,000	2,519,781
Massachusetts Federal Highway, GAN (Accelerated Bridge Program) Ser. A	5.00	6/15/2027	2,000,000	2,435,285
Massachusetts Federal Highway, GAN, Ser. A	5.00	6/15/2025	2,500,000	2,848,788
Massachusetts Federal Highway, GAN, Ser. A	5.00	6/15/2027	2,000,000	2,271,136
Massachusetts Federal Highway, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2027	2,500,000	3,044,106
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Massachusetts Institute of Technology) Ser. K	5.50	7/1/2022	1,800,000	1,905,814
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Massachusetts Institute of Technology) Ser. L	5.00	7/1/2023	3,335,000	3,672,034
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Tufts University) Ser. M	5.25	2/15/2026	3,130,000	3,821,046
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 220	3.00	12/1/2050	2,000,000	2,187,775
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Single Family Housing) (Insured; GNMA, FNMA, FHLMC) Ser. 195	4.00	12/1/2048	945,000	1,034,918
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Single Family Housing) Ser. 183	3.50	12/1/2046	660,000	699,781

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Massachusetts - 82.9% (continued)
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 207	4.00	6/1/2049	2,385,000		2,642,260
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 211	3.50	12/1/2049	925,000		1,013,504
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 221	3.00	12/1/2050	1,500,000		1,649,127
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. A1	2.55	12/1/2040	1,500,000		1,557,331
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. A3	0.88	12/1/2023	1,500,000		1,507,258
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. F	2.95	12/1/2032	1,000,000		1,050,725
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2035	500,000		631,024
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2032	865,000		1,099,587
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	2,000,000		2,481,387
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	1,330,000		1,510,517
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	2,000,000		2,531,401
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2022	1,500,000	[c]	1,579,525
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2030	1,635,000		2,093,926
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2032	750,000		852,213
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	2,000,000		2,273,026
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2029	200,000		232,966
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2028	200,000		233,126
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2024	315,000		359,086
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2022	140,000	[c]	148,086
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2022	1,860,000	[c]	1,969,758

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Massachusetts - 82.9% (continued)
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/15/2022	1,700,000	[c]	1,800,317
Massachusetts Transportation Fund, Revenue Bonds, Ser. A	5.00	6/1/2036	1,000,000		1,135,898
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	3,000,000		3,227,619
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. C	5.00	8/1/2033	2,500,000		3,032,934
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. C	5.00	8/1/2029	2,590,000		3,155,606
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. C	5.00	8/1/2028	1,925,000		2,350,601
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.25	8/1/2028	2,000,000		2,623,263
Medway, GO	3.00	9/1/2031	500,000		560,379
Medway, GO	3.00	9/1/2030	650,000		730,815
Medway, GO	3.00	9/1/2032	700,000		782,739
Metropolitan Boston Transit Parking Corp., Revenue Bonds, Refunding	5.00	7/1/2041	2,000,000		2,007,874
Minuteman Regional Vocational Technical School District, GO	5.00	10/15/2026	915,000		1,129,694
Minuteman Regional Vocational Technical School District, GO	5.00	10/15/2028	1,055,000		1,287,731
Minuteman Regional Vocational Technical School District, GO	5.00	10/15/2027	525,000		644,524
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2027	640,000		705,664
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2030	315,000		346,244
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2028	420,000		461,891
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2029	745,000		818,866
Natick, GO	4.00	7/15/2033	3,000,000		3,548,922
Natick, GO	5.00	7/15/2029	2,000,000		2,501,582
Plainville, GO	4.00	10/15/2030	1,210,000		1,437,297
Randolph, GO, Refunding	5.00	9/15/2031	595,000		745,720
Scituate, GO, Refunding	4.00	10/1/2031	1,180,000		1,454,399
Scituate, GO, Refunding	4.00	10/1/2030	1,645,000		2,038,388

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Massachusetts - 82.9% (continued)
Sharon, GO	3.00	2/15/2033	2,000,000		2,254,560
Shrewsbury, GO	3.00	1/15/2034	2,160,000		2,462,592
Somerville, GO, Refunding	3.00	6/1/2035	1,125,000		1,271,994
The Massachusetts Clean Water Trust, Revenue Bonds (Green Bond) Ser. 20	5.00	2/1/2035	990,000		1,150,041
The Massachusetts Clean Water Trust, Revenue Bonds (Green Bond) Ser. 20	5.00	2/1/2033	2,300,000		2,670,834
The Massachusetts Clean Water Trust, Revenue Bonds (Green Bond) Ser. 21	5.00	8/1/2035	2,250,000		2,847,252
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding	2.17	8/1/2023	2,500,000	[d]	2,629,333
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding	4.00	8/1/2032	1,210,000		1,510,639
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	155,000		155,615
University of Massachusetts Building Authority, Revenue Bonds, Refunding, Ser. 2020-1	5.00	11/1/2030	1,000,000		1,351,487
University of Massachusetts Building Authority, Revenue Bonds, Refunding, Ser. 3	5.00	11/1/2034	2,200,000		2,765,202
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2022	2,500,000	[c]	2,638,087
Waltham, GO	3.00	10/15/2032	2,160,000		2,469,421
Worcester, GO, Refunding	4.00	1/15/2028	800,000		943,510
Worcester, GO, Refunding	4.00	1/15/2031	2,235,000		2,604,677
Worcester, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	2.00	2/15/2033	2,000,000		2,041,567
Worcester, GO, Refunding, Ser. A	5.00	1/15/2029	1,690,000		2,022,750
				285,886,560
Michigan - .1%
Grand Traverse County Hospital Finance Authority, Revenue Bonds, Refunding (Munson Healthcare Obligated Group) (LOC; PNC Bank NA) Ser. C	0.02	7/1/2041	400,000	[a]	400,000
Missouri - .1%
The Missouri Health & Educational Facilities Authority, Revenue Bonds (The Washington University) Ser. B	0.02	2/15/2033	300,000	[a]	300,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Nebraska - 1.3%
Central Plains Energy Project, Revenue Bonds, Refunding	4.00	8/1/2025	3,000,000		3,413,993
Lancaster County Hospital Authority No. 1, Revenue Bonds, Refunding (BryanLGH Medical Center Obligated Group) (LOC; U.S. Bank NA) Ser. B1	0.02	6/1/2031	100,000	[a]	100,000
Lancaster County Hospital Authority No. 1, Revenue Bonds, Refunding (BryanLGH Medical Center Obligated Group) (LOC; U.S. Bank NA) Ser. B2	0.02	6/1/2031	455,000	[a]	455,000
Saline County Hospital Authority No. 1, Revenue Bonds, Refunding (Bryan Medical Center Obligated Group) (LOC; U.S. Bank NA) Ser. C	0.02	6/1/2031	600,000	[a]	600,000
				4,568,993
New Jersey - 3.2%
New Jersey Economic Development Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. UU	5.00	6/15/2025	2,000,000		2,281,058
New Jersey Economic Development Authority, Revenue Bonds, Refunding (School Facilities Construction) Ser. GGG	5.25	9/1/2024	2,400,000	[e]	2,763,438
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2026	1,150,000		1,407,869
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	875,000		1,095,437
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	1,375,000		1,741,187
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	1,375,000		1,756,473
				11,045,462
New York - 5.8%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	2,500,000		2,820,018
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	2,000,000		2,355,445
New York City, GO (SPA; Landesbank Hessen-Thuringen Girozentrale) Ser. A5	0.03	8/1/2044	400,000	[a]	400,000
New York City, GO, Refunding, Ser. A1	5.00	8/1/2029	1,000,000		1,309,346

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.0% (continued)
New York - 5.8% (continued)
New York City, GO, Refunding, Ser. F2	3.24	8/1/2027	2,000,000		2,206,593
New York City Transitional Finance Authority, Revenue Bonds	5.00	5/1/2033	2,400,000		3,189,502
New York City Transitional Finance Authority, Revenue Bonds (Liquidity Agreement; Mizuho Bank, Ltd.) Ser. D3	0.03	2/1/2044	1,000,000	[a]	1,000,000
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	2,675,000		2,763,532
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,250,000	[e]	2,489,966
New York State Dormitory Authority, Revenue Bonds, Refunding (State of New York Personal Income Tax) Ser. A	4.00	3/15/2037	1,250,000		1,510,981
				20,045,383
Tennessee - .4%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.04	11/1/2035	800,000	[a]	800,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.04	7/1/2034	200,000	[a]	200,000
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.04	7/1/2034	200,000	[a]	200,000
				1,200,000
Texas - 1.0%
Arlington Higher Education Finance Corp., Revenue Bonds (Great Hearts America) (Insured; Permanent School Fund) Ser. A	4.00	8/15/2035	500,000		594,294
Arlington Higher Education Finance Corp., Revenue Bonds (Great Hearts America) (Insured; Permanent School Fund) Ser. A	4.00	8/15/2031	510,000		611,565
Arlington Higher Education Finance Corp., Revenue Bonds (Riverwalk Education Foundation) (Insured; Permanent School Fund)	4.00	8/15/2034	1,100,000		1,309,819
Arlington Higher Education Finance Corp., Revenue Bonds (Riverwalk Education Foundation) (Insured; Permanent School Fund)	5.00	8/15/2032	620,000		796,321
				3,311,999

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.0% (continued)
U.S. Related - .5%
Guam, Revenue Bonds, Ser. A	5.00	1/1/2025	1,500,000	1,541,216
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ser. B	5.00	6/22/2021	650,000	[f] 167,375
				1,708,591
Total Investments (cost $332,176,885)			102.0%	351,716,987
Liabilities, Less Cash and Receivables			(2.0%)	(6,934,813)
Net Assets			100.0%	344,782,174

GO—General Obligation

LIBOR—London Interbank Offered Rate

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities were valued at $5,253,404 or 1.52% of net assets.

f Non-income producing—security in default.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	−	351,716,987	−	351,716,987

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2021, accumulated net unrealized appreciation on investments was $19,540,102, consisting of $20,124,644 gross unrealized appreciation and $584,542 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.